Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock, shares authorized (in shares)	14,481,191	14,481,191	8,271,962
Redeemable convertible preferred stock, shares outstanding (in shares)	14,381,190	14,381,190	8,271,958
Redeemable convertible preferred stock, liquidation preference	$ 110,533,000	$ 110,523,000	$ 34,463,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	27,196,999	27,196,999	19,189,462
Common stock, shares issued (in shares)	9,114,904	9,114,904	9,077,062
Common stock, shares outstanding (in shares)	9,114,904	9,114,904	9,077,062
Series Seed
Redeemable convertible preferred stock, par value (n dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	3,631,354	3,631,354	3,631,354
Redeemable convertible preferred stock, shares issued (in shares)	3,631,354	3,631,354	3,631,354
Redeemable convertible preferred stock, shares outstanding (in shares)	3,631,354	3,631,354	3,631,354
Redeemable convertible preferred stock, liquidation preference	$ 7,263,000	$ 7,263,000	$ 7,263,000
Series A
Redeemable convertible preferred stock, par value (n dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	4,640,604	4,640,604	4,640,608
Redeemable convertible preferred stock, shares issued (in shares)	4,640,604	4,640,604	4,640,604
Redeemable convertible preferred stock, shares outstanding (in shares)	4,640,604	4,640,604	4,640,604
Redeemable convertible preferred stock, liquidation preference	$ 27,200,000	$ 27,200,000	$ 27,200,000
Series B
Redeemable convertible preferred stock, par value (n dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	6,209,233	6,209,233	0
Redeemable convertible preferred stock, shares issued (in shares)	6,109,232	6,109,232	0
Redeemable convertible preferred stock, shares outstanding (in shares)	6,109,232	6,109,232	0
Redeemable convertible preferred stock, liquidation preference	$ 76,070,000	$ 76,060,000	$ 0